Note 1 - Business Description (Details Textual) $ / shares in Units, $ in Thousands	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 13, 2024 shares	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Shares, Outstanding (in shares) | shares			7,472,555
The Merger [Member]
Business Acquisition, Conversion Rate of Shares				0.104
Goodwill | $				$ 0
Private Firefly [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.00001
New Firefly Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001